UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS Strategic Government Securities Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Strategic Government Securities Fund

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith and Credit of the US Government 84.0%
Government National Mortgage Association:
5.0%, with various maturities from 5/20/2023 until 8/15/2038 (a) (e)	357,291,480	346,120,729
5.5%, with various maturities from 12/15/2028 until 3/15/2038 (a) (e)	558,049,152	554,569,368
6.0%, with various maturities from 11/15/2023 until 8/15/2038 (a) (e)	539,844,210	547,323,408
6.5%, with various maturities from 5/15/2009 until 3/15/2038 (a)	142,455,562	147,497,196
7.0%, with various maturities from 1/15/2009 until 7/20/2038 (e)	56,533,505	59,694,854
7.5%, with various maturities from 5/15/2009 until 1/15/2037	28,835,508	30,707,016
8.0%, 9/15/2014	354	366
9.0%, with various maturities from 9/15/2017 until 7/15/2030	2,121,476	2,343,709
9.5%, with various maturities from 6/15/2009 until 5/15/2025	2,921,710	3,245,031
10.0%, with various maturities from 11/15/2009 until 8/15/2022	1,798,270	2,036,484

10.5%, with various maturities from 9/15/2015 until 12/15/2021	999,044	1,145,950
11.0%, 4/20/2019	2,863	3,313

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $1,707,958,000)		1,694,687,424
Agencies Not Backed by the Full Faith and Credit of the US Government 4.0%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	20,074	19,555
5.0%, with various maturities from 1/1/2019 until 12/1/2019	896,071	889,083
5.871% *, 11/1/2036	10,142,808	10,358,176
5.874% *, 9/1/2036	8,534,725	8,709,743
6.5%, with various maturities from 9/1/2032 until 7/1/2035	3,066,787	3,152,005
7.0%, 6/1/2032	5,565	5,865
8.0%, with various maturities from 2/1/2017 until 7/1/2030	23,996	25,488
8.5%, with various maturities from 12/1/2016 until 7/1/2030	9,222	9,953
10.25%, 3/1/2016	13,903	14,223
Federal National Mortgage Association:
5.0%, 9/1/2034	14,000,000	13,289,063
5.5%, with various maturities from 5/1/2025 until 4/1/2035 (e)	13,185,279	12,923,251
6.0%, 8/1/2035	1,631,188	1,628,065
6.5%, with various maturities from 7/1/2035 until 1/1/2038	10,391,320	10,679,642
8.0%, with various maturities from 9/1/2011 until 12/1/2024	163,171	175,073
8.45% *, 2/27/2023	18,000,000	18,000,000
8.5%, with various maturities from 7/1/2030 until 9/1/2030	12,874	13,965
9.0%, with various maturities from 12/1/2016 until 4/1/2030	33,971	37,232
11.5%, 5/1/2018	976	991

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $79,582,992)		79,931,373
Collateralized Mortgage Obligations 15.5%
Agencies Backed by the Full Faith and Credit of the US Government 7.8%
Government National Mortgage Association:
"PO", Series 2004-68, Principal Only, Zero Coupon, 5/20/2031	16,053,740	13,254,956
"1", Series 1, Principal Only, Zero Coupon, 7/20/2034	6,330,650	4,582,849
"JO", Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	8,442,199	6,131,530
"OD", Series 2006-36, Principal Only, Zero Coupon, 7/16/2036	1,429,558	1,151,207
"PO", Series 2006-60, Principal Only, Zero Coupon, 11/20/2036	1,246,761	870,775
"FG", Series 2002-76, 2.859% *, 10/16/2029	1,998,958	1,969,381
"SB", Series 2008-36, Interest Only, 3.811% **, 4/20/2038	21,175,656	1,512,547
"SP", Series 2005-61, Interest Only, 3.819% **, 8/16/2035	13,037,932	1,032,531
"NS", Series 2007-72, Interest Only, 4.071% **, 11/20/2037	6,299,678	449,473
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,547,273	1,278,827
"GS", Series 2006-16, Interest Only, 4.531% **, 4/20/2036	12,594,713	1,266,078
"KS", Series 2004-96, Interest Only, 4.541% **, 7/20/2034	11,031,189	1,086,080
"A1", Series 2008-36, Interest Only, 5.0%, 10/16/2022	9,477,962	1,305,396
"GD", Series 2004-26, 5.0%, 11/16/2032	20,000,000	19,260,328
"LG", Series 2003-70, 5.0%, 8/20/2033	1,000,000	923,701
"KE", Series 2004-19, 5.0%, 3/16/2034	4,500,000	3,983,473
"PH", Series 2004-80, 5.0%, 7/20/2034	8,002,000	7,387,891
"LE", Series 2004-87, 5.0%, 10/20/2034	6,741,000	6,074,490
"ZB", Series 2005-15, 5.0%, 2/16/2035	10,672,848	9,092,493
"Z", Series 2005-25, 5.0%, 3/16/2035	2,361,903	2,080,663
"ZA", Series 2006-47, 5.0%, 8/16/2036	5,862,299	5,010,873
"CK", Series 2007-31, 5.0%, 5/16/2037	7,412,000	7,082,715
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	5,164,880	815,478
"TZ", Series 2003-85, 5.5%, 10/20/2033	19,466,661	17,422,709
"PC", Series 2007-2, 5.5%, 6/20/2035	10,000,000	9,808,306

"B", Series 2005-88, 5.5%, 11/20/2035	11,000,000	10,441,312
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,658,856
"ZA", Series 2007-30, 5.5%, 5/16/2037	5,330,569	4,714,237
"SJ", Series 1999-43, Interest Only, 5.539% **, 11/16/2029	4,728,850	524,596
"S", Series 1999-15, Interest Only, 5.739% **, 5/16/2029	4,445,785	609,876
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,553,683	2,544,210
"ZB", Series 1998-21, 6.5%, 9/20/2028	3,011,215	3,088,657
"PB", Series 2001-53, 6.5%, 11/20/2031	4,000,000	4,166,237
"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	10,629,834	2,810,923

		158,393,654
Agencies Not Backed by the Full Faith and Credit of the US Government 7.7%
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	3,372,293	3,638,314
Federal Home Loan Mortgage Corp.:
"PO", Series 3147, Principal Only, Zero Coupon, 4/15/2036	10,197,766	8,320,898
"MO", Series 3171, Principal Only, Zero Coupon, 6/15/2036	8,576,312	6,340,225
"AO", Series 3236, Principal Only, Zero Coupon, 11/15/2036	3,969,087	2,750,363
"FT", Series 3346, 2.807% *, 10/15/2033	19,657,244	19,014,373
"FA", Series 3237, 2.807% *, 11/15/2036	16,179,632	15,511,431
"FA", Series 2981, 2.857% *, 5/15/2035	2,035,626	1,928,037
"JF", Series 2704, 3.007% *, 5/15/2023	13,043,155	12,773,831
"SL", Series 2882, Interest Only, 4.742% **, 10/15/2034	3,009,423	287,543
"GZ", Series 2906, 5.0%, 9/15/2034	16,671,385	14,041,357
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	1,976	1,760
"FC", Series 2005-58, 2.711% *, 7/25/2035	32,745,848	31,806,117
"F", Series 2004-29, 2.861% *, 5/25/2034	872,986	599,124
"FA", Series 2005-87, 2.961% *, 10/25/2034	6,908,057	6,418,443
"ZA", Series 2008-24, 5.0%, 4/25/2038	12,709,639	10,045,431
"AN", Series 2007-108, 8.926% *, 11/25/2037	19,831,201	21,741,700

		155,218,947

Total Collateralized Mortgage Obligations (Cost $315,293,217)		313,612,601
US Treasury Obligations 4.1%
US Treasury Bill, 1.35% ***, 10/16/2008 (b)	15,954,000	15,899,868
US Treasury Inflation-Indexed Note, 0.875%, 4/15/2010	11,432,000	11,494,522
US Treasury Notes:
1.75%, 3/31/2010 (a)	20,000,000	19,796,880
2.625%, 5/31/2010 (a)	35,000,000	35,103,915

Total US Treasury Obligations (Cost $82,217,172)		82,295,185
	Shares	Value ($)

Securities Lending Collateral 29.1%
Daily Assets Fund Institutional, 2.69% (c) (d) (Cost $586,604,524)	586,604,524	586,604,524
Cash Equivalents 1.7%
Cash Management QP Trust, 2.42% (c) (Cost $34,255,018)	34,255,018	34,255,018

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,805,910,923) †				138.4	2,791,386,125
Other Assets and Liabilities, Net				(38.4)	(774,974,546)

Net Assets				100.0	2,016,411,579

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

**					These securities are shown at their current rate as of July 31, 2008.
***					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,806,032,914. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $14,646,789. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,693,734 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,340,523.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $577,869,120 which is 28.7% of net assets.
(b)					At July 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)					Mortgage dollar rolls included.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At July 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	9/15/2008	305	27,609,534	28,284,979	675,445
10 Year US Treasury Note	9/19/2008	1,787	203,782,926	205,197,869	1,414,943
United Kingdom Treasury Bond	9/26/2008	847	176,996,102	180,244,558	3,248,456
Total unrealized appreciation					5,338,844

At July 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	9/19/2008	577	66,052,857	66,899,204	(846,347)

10 Year Federal Republic of Germany Bond	9/8/2008	1,169	203,178,981	205,158,099	(1,979,118)
10 Year Japanese Government Bond	9/10/2008	88	109,633,321	111,267,368	(1,634,047)
10 Year US Treasury Note	9/19/2008	1,511	173,009,363	173,505,304	(495,941)
Total unrealized depreciation					(4,955,453)

At July 31, 2008, open written option contracts were as follows:
Written Options	Coupon Rate (%)	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
30-Year GNSF	5.0	25,000,000	8/13/2008	96.6	171,875
30-Year GNSF	5.0	25,000,000	9/15/2008	98.0	164,062
30-Year GNSF	5.5	25,000,000	9/15/2008	100.4	132,813
30-Year GNSF	6.0	25,000,000	9/15/2008	102.0	117,188
Total Call Options (Premiums received $773,438)					585,938
Put Options
30-Year GNSF	5.0	25,000,000	9/15/2008	97.0	445,313
30-Year GNSF	5.5	25,000,000	9/15/2008	99.4	375,000
30-Year GNSF	5.5	75,000,000	10/15/2008	98.4	1,195,313
30-Year GNSF	5.5	25,000,000	10/15/2008	98.0	320,313
30-Year GNSF	6.0	25,000,000	9/15/2008	101.0	242,187
30-Year GNSF	6.0	25,000,000	10/15/2008	98.4	141,602
30-Year GNSF	6.0	25,000,000	8/13/2008	101.0	160,157
Total Put Options (Premiums received $2,638,672)					2,879,885
Total Written Options (Premiums received $3,412,110)					3,465,823

GNSF: Government National Single Family

As of July 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
CAD	184,640	USD	180,119	8/5/2008	92
CHF	21,700,000	USD	20,890,091	9/17/2008	189,449
CHF	42,588,000	USD	41,813,612	9/17/2008	1,186,932
USD	29,685,818	EUR	19,254,000	9/17/2008	256,440
USD	110,132,978	NOK	573,947,000	9/17/2008	1,157,854
SEK	65,449,000	USD	10,793,041	9/17/2008	11,577
SEK	238,279,000	USD	39,724,422	9/17/2008	472,541
USD	186,539,102	SGD	254,929,000	9/17/2008	337,071
Total unrealized appreciation					3,611,956

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
AUD	66,389	USD	62,433	8/5/2008	(28)
USD	6,317,340	AUD	6,639,000	9/17/2008	(107,386)
AUD	55,647,000	USD	52,018,259	9/17/2008	(32,548)

USD	8,234,068	CAD	8,378,000	9/17/2008	(69,989)
USD	25,204,695	CAD	25,704,000	9/17/2008	(157,011)
USD	29,967,645	GBP	15,122,000	9/17/2008	(125,069)
GBP	11,030,000	USD	21,458,865	9/17/2008	(308,336)
USD	15,872,369	JPY	1,693,804,000	9/17/2008	(159,009)
USD	19,866,326	JPY	2,106,069,000	9/17/2008	(328,399)
USD	13,925,797	NOK	71,071,000	9/17/2008	(144,819)
USD	16,022,340	SGD	21,688,000	9/17/2008	(123,912)
Total unrealized depreciation					(1,556,506)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008